222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
RENEE M. HARDT ATTORNEY AT LAW +1 (312) 609-7616 rhardt@vedderprice.com
June 23, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Re:	Wilshire Mutual Funds, Inc. (“Registrant”) File Nos. 033-50390 and 811-07076

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S‑T and General Instruction C.3.(g) of Form N‑1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on June 13, 2016.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

Enclosures

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.